Schedule of Property and Equipment (Details) - EUDA Health Limited [Member] - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 143,304	$ 130,068	$ 180,672	$ 182,257
Less: accumulated depreciation	(107,113)	(106,710)	(123,745)	(91,127)
Total	36,191	23,358	56,927	91,130
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	121,273	125,300	144,051	144,901
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	19,961	2,629	15,917	16,236
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,070	$ 2,139	$ 20,704	$ 21,120